Transfer of financial assets (Tables)	12 Months Ended
Mar. 31, 2014
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Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal year ended March 31, 2014 were as follows:

Yen in millions
Fiscal year ended March 31
2014
Total trade receivables sold	53,720
Deferred proceeds	22,188
Collections of deferred proceeds	—

U.S. Subsidiary
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Total trade receivables sold	476,855	355,872	247,863
Deferred proceeds	117,343	8,098	36,678
Collections of deferred proceeds	132,636	20,608	35,196